Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
Cohen & Steers REIT ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 9.0%
Alexandria Real Estate Equities, Inc. ....... 397,048 $ 46,569,760
Welltower, Inc. ...................... 1,320,766 146,935,217
193,504,977
Hotel & Resort REITs — 1.5%
Host Hotels & Resorts, Inc. ............. 1,876,201 32,852,280
Industrial REITs — 9.9%
Prologis, Inc. ....................... 1,450,737 182,865,399
Rexford Industrial Realty, Inc. ........... 599,075 30,019,648
212,885,047
Office REITs — 1.4%
BXP, Inc. ......................... 416,492 29,700,045
Residential REITs — 19.1%
American Homes 4 Rent , Class A ......... 868,367 31,339,365
AvalonBay Communities, Inc. ........... 344,094 70,511,742
Equity LifeStyle Properties, Inc. .......... 505,431 34,713,001
Equity Residential ................... 852,391 59,351,985
Essex Property Trust, Inc. .............. 165,509 46,071,085
Invitation Homes, Inc. ................. 1,443,091 50,897,820
Mid-America Apartment Communities, Inc. ... 302,401 42,266,588
Sun Communities, Inc. ................ 325,441 41,243,138
UDR, Inc. ......................... 823,554 32,999,809
409,394,533
Retail REITs — 13.7%
Federal Realty Investment Trust .......... 220,395 24,607,102
Kimco Realty Corp. .................. 1,781,917 38,721,056
Realty Income Corp. .................. 1,563,707 89,803,693
Regency Centers Corp. ............... 463,376 31,203,740
Simon Property Group, Inc. ............. 719,926 110,465,446
294,801,037
Security
Shares
Shares Value
Specialized REITs — 45.2%
American Tower Corp. ................ 845,266 $ 186,296,626
Crown Castle, Inc. ................... 887,262 97,669,801
Digital Realty Trust, Inc. ............... 713,330 106,635,702
Equinix, Inc. ....................... 207,383 163,882,342
Extra Space Storage, Inc. .............. 508,496 81,166,132
Iron Mountain, Inc. ................... 723,713 74,224,005
Lamar Advertising Co. , Class A .......... 244,979 29,363,183
Public Storage ...................... 325,144 96,216,612
SBA Communications Corp. ............ 269,025 59,061,749
VICI Properties, Inc. .................. 2,491,109 77,872,067
972,388,219
Total Long-Term Investments — 99 .8%
(Cost: $ 1,962,258,670 ) ............................ 2,145,526,138
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29%
(a) (b)
................. 4,007,819 4,007,819
Total Short-Term Securities — 0 .2%
(Cost: $ 4,007,819 ) ............................... 4,007,819
Total Investments — 100 .0%
(Cost: $ 1,966,266,489 ) ............................ 2,149,533,957
Liabilities in Excess of Other Assets — (0.0) % ............. (357,325)
Net Assets — 100.0% ...............................
$ 2,149,176,632
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 2,174,840 $ 1,832,979
(a)
$ — $ — $ — $ 4,007,819 4,007,819 $ 56,851 $ —
— —
(a)
Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 96 09/20/24 $ 3,485 $ 263,153

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Cohen & Steers REIT ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,145,526,138 $ — $ — $ 2,145,526,138
Short-Term Securities
Money Market Funds ...................................... 4,007,819 — — 4,007,819
$ 2,149,533,957 $ — $ — $ 2,149,533,957
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 263,153 $ — $ — $ 263,153
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust